Annual Total Returns (Vanguard Consumer Discretionary Index Fund - ETF Shares ETF) (Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Discretionary Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Annual Total Return
2013	43.57%
2012	24.72%
2011	3.71%
2010	30.57%
2009	46.52%
2008	(38.00%)
2007	(11.53%)
2006	16.52%
2005	(4.22%)